Prepayments and other current assets	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Rebate receivable from suppliers	197,178	281,095
Prepaid expenses	31,559	28,992
Interest receivables	3,399	21,829
Deposits (1)	12,155	18,972
Value-added tax (“VAT”) recoverable	26,747	13,283
Employee advances (2)	3,608	2,317
Others	11,503	21,225

Prepayment and other current assets	286,149	387,713
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
[1],[2]

[1]	Deposits represent rental deposits and deposits paid to third-party platforms.
[2]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.